Weil, Gotshal & Manges LLP
201 REDWOOD SHORES PARKWAY
REDWOOD SHORES, CA 94065

January 19, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W. Mail Stop 05-10
Washington, D.C. 20549-0510
Attention: Pamela Long, Assistant Director

Re:
Altra Industrial Motion, Inc.
Amendment No. 7 to Form S-4
File No. 333-124944

Dear Ms. Long:

        Please find attached Amendment No. 7 to the above referenced registration statement reflecting the final changes agreed with the staff of the Securities and Exchange Commission.

        Thank you very much for your prompt attention to this filing. If you or any other member of the Staff has any further questions or comments concerning the foregoing response or the Amendment, please contact the undersigned at (212) 310-8172 or my colleague Ryan Gallagher at (650) 802-3023.

Best Regards,
/s/ TODD R. CHANDLER
Todd R. Chandler, Esq.